MARINER FUND GROUP
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MONEY MARKET FUNDS
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HSBC Asset Management  (LOGO)
-------------------------------------------------------------------------------

     Cash Management Fund
     Government Money Market Fund
     U.S. Treasury Money Market Fund

     ANNUAL REPORT
     December 31, 1995



     Managed by:
     HSBC ASSET MANAGEMENT AMERICAS INC.



     Sponsored and distributed by:
     MARINER FUNDS SERVICES

MARINER FUND GROUP
-------------------------------------------------------------------------------
MONEY MARKET FUNDS
-------------------------------------------------------------------------------
HSBC Asset Management  (LOGO)
-------------------------------------------------------------------------------

Cash Management Fund
Government Money Market Fund
U.S. Treasury Money Market Fund
-------------------------------------------------------------------------------

February 12, 1996


Dear Shareholder:

The Federal Reserve eased or lowered interest rates by 25 basis points on July 6th and again on December 19th to decrease the Federal Funds rate from 6.00% to 5.50%. These actions reflected the Federal Reserve's viewpoint that the recent economic expansion was moderate at best and that potential inflationary pressures had diminished significantly.

Given the continuing weak economic data and the benign inflation numbers, the main focus on short term interest rates will not be a question of direction but of magnitude. Additional interest rate cuts will be forthcoming over the next several months until economic growth becomes stimulated by easier policy and shows signs of sustained expansion.

Once again, our primary goal is to ensure that the Mariner Money Market Funds reflect the highest standards characterized by safety, performance, stability and service. We value your relationship and appreciate this chance to work on your behalf.



Sincerely,



/s/  EDWARD J. MERKLE

Edward J. Merkle

BOARD OF TRUSTEES

JOHN P. PFANN*          CHAIRMAN OF THE BOARD; Chairman and President,
                        JPP Equities, Inc.

WOLFE J. FRANKL*        Former Director, North America, Berlin Economic
                        Development Corporation

WILLIAM L. KUFTA        Chief Investment Officer, Beacon Trust Company

ROBERT A. ROBINSON*     Trustee, Henrietta and B. Frederick H. Bugher Foundation

*Member of the Audit and Nominating Committees





-------------------------------------------------------------------------------
OFFICERS

WILLIAM B. BLUNDIN     CHIEF EXECUTIVE OFFICER

ANN E. BERGIN          PRESIDENT

WILLIAM J. TOMKO       VICE PRESIDENT

MARK E. NAGLE          TREASURER

MARTIN R. DEAN         ASSISTANT TREASURER

ROBERT L. TUCH         ASSISTANT SECRETARY

ALAINA V. METZ         ASSISTANT SECRETARY

STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1995

                                                CASH MANAGEMENT FUND

                                                            INTEREST/
                                                            DISCOUNT      MATURITY      PRINCIPAL
                                                              RATE          DATE         AMOUNT          VALUE
                                                            ---------     --------    -----------     -----------

BANKERS ACCEPTANCES-1.7%
Fuji Bank                                                     6.070%      02/05/96    $ 3,000,000    $  2,982,296
                                                                                                     ------------
Total Bankers Acceptance (Cost-$2,982,296)

COMMERCIAL PAPER*-28.8%
Banco Mercantil del Norte SA
     (Bayer Veriens bank LOC)                                 5.360       08/12/96      9,000,000       8,699,840
Bancomer SA (Bank of Montreal LOC)                            5.410       07/11/96      9,000,000       8,740,320
DIC Americas (Mitsubishi Bank LOC)                            6.020       01/16/96      9,000,000       8,977,425
Onada USA Inc. (Industrial Bank of Japan Ltd. LOC)            5.970       02/01/96      6,000,000       5,969,155
Tsumura International Inc (Sumitomo Bank Ltd. LOC)            6.050       02/09/96      9,000,000       8,941,012
Unibanco-Uncao de Banc, G.C. (Westdeutsche
     Landesbanken LOC)                                        5.700       04/12/96      8,000,000       7,870,800
                                                                                                     ------------
Total Commercial Paper (Cost-$49,198,552)                                                              49,198,552
                                                                                                     ------------

CERTIFICATES OF DEPOSIT-29.3%
Commerzbank AG                                                6.940       01/09/96     10,000,000      10,001,170
Dai Ichi Kangyo Bank Ltd.                                     6.210       01/19/96     10,000,000      10,000,049
Fuji Bank Ltd.                                                6.100       01/08/96      6,000,000       6,000,046
Industrial Bank of Japan Ltd.                                 6.120       02/05/96      4,000,000       4,000,036
PNC Bank, N.A.                                                6.240       02/02/96     10,000,000      10,000,984
Sanwa Bank Ltd.                                               6.180       01/18/96     10,000,000      10,000,047
                                                                                                     ------------
Total Certificates of Deposit (Cost-$50,002,332)                                                       50,002,332
                                                                                                     ------------

MEDIUM-TERM NOTES**-34.0%
AT & T Capital Corp                                           5.700       01/02/96      9,000,000       8,995,007
Bear, Stearns Co., Inc.                                       5.660       01/02/96      4,000,000       4,000,000
                                                              5.850       01/02/96      5,000,000       5,000,000
Federal Home Loan Bank                                        6.080       01/02/96     20,000,000      20,012,073
Merrill Lynch & Co., Inc.                                     5.860       01/02/96      3,000,000       2,999,724
                                                              5.820       01/02/96      7,000,000       7,000,000
PHH Corp.                                                     5.950       01/02/96     10,000,000       9,999,859
                                                                                                     ------------
Total Medium-Term Notes (Cost-$58,006,663)                                                             58,006,663
                                                                                                     ------------

                                               CASH MANAGEMENT FUND

                                                            INTEREST/
                                                            DISCOUNT      MATURITY     PRINCIPAL
                                                              RATE          DATE        AMOUNT           VALUE
                                                            ---------     --------    -----------     -----------

REPURCHASE AGREEMENT-5.6%
Chase Securities Inc., purchased on 12/29/95                  5.850%      01/02/96    $ 9,606,000    $  9,606,000
     (Proceeds at maturity $9,612,244)
     collateralized by Federal Home Loan
     Mortgage Corporation: $10,790,000,
     8.00%, 10/01/09 (Cost-$9,606,000)
                                                                                                     ------------
TOTAL INVESTMENTS-99.4% (Cost-$169,795,843)***                                                        169,795,843
                                                                                                     ------------

OTHER ASSETS (LIABILITIES)-0.6%
Cash                                                                                                          447
Interest receivable                                                                                     2,080,403
Prepaid expenses                                                                                           15,862
Dividends payable                                                                                        (826,138)
Accrued expenses                                                                                         (102,873)
Due to affiliates                                                                                         (94,696)
                                                                                                      ------------
     Other assets in excess of liabilities-net                                                          1,073,005
                                                                                                     ------------
NET ASSETS-100%                                                                                      $170,868,848
                                                                                                     ============
NET ASSET VALUE PER SHARE-applicable to 170,871,076 shares
     ($0.001 par value) outstanding                                                                         $1.00
                                                                                                            =====

  *  Institutions   shown  in  parentheses  have  entered  into  credit  support agreements  with issuers.
 ** Variable rate notes; stated rate as of 12/31/95; maturity date reflects date of next rate change.
***  Also represents cost for Federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1995

                                         GOVERNMENT MONEY MARKET FUND

                                                            INTEREST/
                                                            DISCOUNT      MATURITY      PRINCIPAL
                                                              RATE          DATE         AMOUNT          VALUE
                                                            ---------     --------    -----------     -----------

U.S. GOVERNMENT AGENCYDISCOUNT
     NOTE-23.0%
Federal Home Loan Bank
     (Cost-$19,999,106)                                       5.730%      07/25/96    $20,000,000     $19,999,106
                                                                                                      -----------

VARIABLE RATE U.S. GOVERNMENT &
     AGENCIES*-57.2%
Federal Farm Credit Bank                                      5.800       01/02/96     29,700,000      29,697,345
                                                              5.700       01/02/96     10,000,000      10,000,000
Federal Home Loan Mortgage Corp.                              6.080       01/02/96     10,000,000      10,000,000
                                                                                                      -----------
Total Variable Rate U.S. Government & Agencies (Cost-$49,697,345)                                      49,697,345
                                                                                                      -----------

REPURCHASE AGREEMENTS-19.5%
Chase Securities Inc., purchased on 12/29/95                  5.850       01/02/96     14,913,000      14,913,000
     (proceeds at maturity $14,922,693)
     collateralized by Federal Home Loan Mortgage
     Corporation:  $17,592,000, 07/25/18, 11.0%;
     $1,380,000, 01/01/99, 6.0%
Donaldson, Lufkin &Jenrette Securities, Corp., purchased      5.650       01/02/96      2,000,000       2,000,000
     on 12/29/95 (proceeds at maturity $2,001,256)
     collateralized by U.S. Treasury Strips
     $9,005,000, 11/15/19
                                                                                                      -----------
Total Repurchase Agreements (Cost-$16,913,000)                                                         16,913,000
                                                                                                      -----------
TOTAL INVESTMENTS-99.7% (Cost-$86,609,451)**                                                           86,609,451
                                                                                                      -----------

                                                 GOVERNMENT MONEY MARKET FUND




OTHER ASSETS (LIABILITIES)-0.3%
Cash                                                                                                  $       947
Interest receivable                                                                                       692,304
Prepaid expenses                                                                                            7,768
Dividends payable                                                                                        (372,908)
Accrued expenses                                                                                          (39,355)
Due to affiliates                                                                                         (48,060)
                                                                                                       ----------
     Other assets in excess of liabilities-net                                                            240,696
                                                                                                       ----------
NET ASSETS-100%                                                                                       $86,850,147
                                                                                                      ===========
NET ASSET VALUE PER SHARE-applicable to 86,850,399 shares
     ( $0.001 par value) outstanding                                                                        $1.00
                                                                                                            =====

  *   Stated rate as of 12/31/95; maturity date reflects next rate change.
 **   Also represents cost for Federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF NET ASSETS AS OF DECEMBER 31, 1995

                                            U.S. TREASURY MONEY MARKET FUND

                                                            INTEREST/
                                                            DISCOUNT      MATURITY      PRINCIPAL
                                                              RATE          DATE         AMOUNT          VALUE
                                                            ---------     --------    -----------     -----------

U.S. TREASURY OBLIGATIONS-35.8%
U.S. Treasury Bills                                           5.275%      01/04/96    $ 1,200,000     $ 1,199,473
                                                              4.250       02/15/96        800,000         795,750
                                                              5.040       08/22/96      5,000,000       4,836,200
                                                              5.030       10/17/96      5,000,000       4,797,402
                                                                                                      -----------
Total U.S. Treasury Obligations (Cost-$11,628,825)                                                     11,628,825
                                                                                                      -----------

REPURCHASE AGREEMENTS-64.6%
Bear, Stearns & Co. Inc.                                      5.000       01/02/96      1,500,000       1,500,000
     purchased on 12/29/95 (proceeds at maturity
     $1,500,833) collateralized by U.S. Treasury
     Note: $1,475,000, 6.875%, 02/28/97
Chase Securities, Inc.                                        5.850    **On demand      5,500,000       5,500,000
     purchased on 12/22/95 collateralized by U.S.
     Treasury Bond: $5,495,000, 6.50%, 5/15/97
Donaldson, Lufkin & Jenrette Securities Corp.                 5.650       01/02/96      5,343,000       5,343,000
     purchased on 12/29/95 (proceeds at maturity
     $5,346,354) collateralized by U.S. Treasury
     Strips: $15,170,000, 11/15/12
Lehman Government Securities, Inc.                            5.700       01/02/96      1,625,000       1,625,000
     purchased on 12/29/95 (proceeds at maturity
     $1,626,029) collateralized by U.S. Treasury
     Note: $1,425,000, 7.875%, 11/15/04
Merrill Lynch Government Securities Inc.                      5.500       01/02/96      1,525,000       1,525,000
     purchased on 12/29/95 (proceeds at maturity
     $1,525,932) collateralized by U.S. Treasury
     Note: $1,535,000, 5.625%, 10/31/97
UBS Securities                                                5.600%      01/02/96      5,500,000       5,500,000
     purchased on 12/29/95 (proceeds at maturity
     $5,503,422) collateralized by U.S. Treasury Note:
     $5,160,000, 7.75%, 11/30/99
                                                                                                      -----------
Total Repurchase Agreements (Cost-$20,993,000)                                                         20,993,000
                                                                                                      -----------

TOTAL INVESTMENTS-100.4% (COST-$32,621,825)*                                                           32,621,825
                                                                                                      -----------

                                           U.S. TREASURY MONEY MARKET FUND




OTHER ASSETS (LIABILITIES)-(0.4%)
Cash                                                                                                  $       158
Interest receivable                                                                                        14,183
Prepaid expenses                                                                                           11,149
Dividends payable                                                                                        (134,087)
Accrued expenses                                                                                          (13,157)
                                                                                                      -----------
     Liabilities in excess of other assets-net                                                           (121,754)
                                                                                                      -----------
NET ASSETS-100%                                                                                       $32,500,071
                                                                                                      ===========
NET ASSET VALUE PER SHARE-applicable to 32,500,071 shares
     ($0.001 par value) outstanding                                                                         $1.00
                                                                                                            =====

  *   Also represents cost for Federal income tax purposes.
 **   Stated rate as of 12/31/95.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                       CASH        GOVERNMENT      U.S. TREASURY
                                                                    MANAGEMENT    MONEY MARKET     MONEY MARKET
                                                                       FUND           FUND             FUND
                                                                   -----------    ------------     -------------
INVESTMENT INCOME:
Income:
    Interest                                                       $12,936,179      $7,316,809      $4,050,593
                                                                   -----------      ----------      ----------
Expenses:
    Advisory fees                                                      744,839         428,878         245,894
    Administrative services fee                                        209,098         122,214          70,255
    Distribution expenses                                              194,423         103,184          73,756
    Transfer agent fees                                                190,614          74,111          46,129
    Co-administrative and shareholder servicing fees                   148,968          85,725          49,180
    Legal fees                                                          53,742          54,733          54,734
    Custodian fee                                                       20,433          21,285          21,620
    Trustees' fees and expenses                                         17,698          17,698          17,698
    Miscellaneous expenses                                             122,670          47,916          10,804
                                                                   -----------      ----------      ----------
        Total expenses                                               1,702,485         955,744         590,070
    Less expense waivers                                               (28,501)        (18,069)        (12,755)
                                                                   -----------      ----------      ----------
        Net expenses                                                 1,673,984         937,675         577,315
                                                                   -----------      ----------      ----------
Net investment income                                               11,262,195       6,379,134       3,473,278
                                                                   -----------      ----------      ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                 (2,228)           (252)         16,264
                                                                   -----------      ----------      ----------
Net increase in net assets resulting from operations               $11,259,967      $6,378,882      $3,489,542
                                                                   ===========      ==========      ==========

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                               CASH MANAGEMENT FUND
                                                                             FOR THE               FOR THE
                                                                           YEAR ENDED            YEAR ENDED
                                                                        DECEMBER 31, 1995     DECEMBER 31, 1994
                                                                        -----------------     -----------------
OPERATIONS:
  Net investment income                                                   $ 11,262,195          $  8,678,136
  Net realized gain (loss) on investments                                       (2,228)                  194
                                                                          ------------          ------------
    Net increase in net assets resulting from operations                    11,259,967             8,678,330
                                                                          ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    (11,262,195)           (8,678,136)
  Net realized gain on investments                                                (194)                   --
                                                                          ------------          ------------
  Total distributions                                                      (11,262,389)           (8,678,136)
                                                                          ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS                                               (29,620,305)           27,973,263
                                                                          ------------          ------------
  Net increase (decrease) in net assets                                    (29,622,727)           27,973,457
                                                                          ------------          ------------
NET ASSETS:
  Beginning of year                                                        200,491,575           172,518,118
                                                                          ------------          ------------
  End of year                                                             $170,868,848          $200,491,575
                                                                          ============          ------------

                                           GOVERNMENT MONEY MARKET FUND
                                                                             FOR THE               FOR THE
                                                                           YEAR ENDED            YEAR ENDED
                                                                        DECEMBER 31, 1995     DECEMBER 31, 1994
                                                                        -----------------     -----------------
OPERATIONS:
  Net investment income                                                   $  6,379,134          $  5,359,159
  Net realized gain (loss) on investments                                         (252)               13,638
                                                                          ------------          ------------
    Net increase in net assets resulting from operations                     6,378,882             5,372,797
                                                                          ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                     (6,379,134)           (5,359,159)
  Net realized gain on investments                                                  --               (13,638)
                                                                          ------------          ------------
    Total distributions                                                     (6,379,134)           (5,372,797)
                                                                          ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS                                                       (79,945,289)           28,711,019
                                                                          ------------          ------------
Net increase (decrease) in net assets                                      (79,945,541)           28,711,019
                                                                          ------------          ------------
NET ASSETS:
  Beginning of year                                                        166,795,688           138,084,669
                                                                          ------------          ------------
  End of year                                                             $ 86,850,147          $166,795,688
                                                                          ============          ============

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                         U.S. TREASURY MONEY MARKET FUND
                                                                             FOR THE               FOR THE
                                                                           YEAR ENDED            YEAR ENDED
                                                                        DECEMBER 31, 1995     DECEMBER 31, 1994
                                                                        -----------------     -----------------
OPERATIONS:
  Net investment income                                                   $  3,473,278          $  4,376,538
  Net realized gain on investments                                              16,264                30,203
                                                                          ------------          ------------
    Net increase in net assets resulting from operations                     3,489,542             4,406,741
                                                                          ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                     (3,473,278)           (4,376,538)
  Net realized gain on investments                                             (16,264)              (30,203)
                                                                          ------------          ------------
    Total distributions                                                     (3,489,542)           (4,406,741)
                                                                          ------------          ------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS                                                       (73,220,310)          (27,349,664)
                                                                          ------------          ------------
Net decrease in net assets                                                 (73,220,310)          (27,349,664)
                                                                          ------------          ------------
NET ASSETS:
  Beginning of year                                                        105,720,381           133,070,045
                                                                          ------------          ------------
  End of year                                                             $ 32,500,071          $105,720,381
                                                                          ============          ============

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

     1.  SIGNIFICANT ACCOUNTING POLICIES

         Mariner Funds Trust (the "Trust") was organized as a Massachusetts business trust on October 31, 1985 and is a no-load, open-end, diversified investment company which currently has five separate investment portfolios, including Cash Management Fund, Government Money Market Fund and U.S. Treasury Money Market Fund (collectively, the "Funds").

         SECURITIES VALUATION: Investment securities are valued at amortized cost which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation which the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be taken.

         TAXES: It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income and net capital gains to their shareholders for each taxable year. Therefore, no provision is required for Federal income tax.

         Cash Management Fund has available a $2,753 capital loss carryforward which, if not utilized, $525 and $2,228 will expire in year 2002 and 2003, respectively. Government Money Market has available a $252 capital loss carryforward which, if not utilized, will expire in year 2003. U.S. Treasury Money Market has no capital loss carryforward.

         DIVIDENDS AND DISTRIBUTIONS: The Funds intend to declare as a dividend substantially all of their net investment income, which includes realized gains and losses, if any, at the end of each business day and pay within five business days after the end of each month.

         SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including amortization of discount or premium, is recorded as earned.

         EXPENSE ALLOCATION: Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them.

     2.  CAPITAL

         The Trust has authorized an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest at $1.00 per share were as follows:

                                                 YEAR ENDED                                       YEAR ENDED
                                             DECEMBER 31, 1995                                DECEMBER 31, 1994
                               ---------------------------------------------    ---------------------------------------------
                                    CASH        GOVERNMENT      U.S. TREASURY        CASH         GOVERNMENT    U.S. TREASURY
                                 MANAGEMENT    MONEY MARKET      MONEY MARKET     MANAGEMENT     MONEY MARKET   MONEY MARKET
                                    FUND           FUND              FUND            FUND            FUND           FUND
                               --------------   ------------    ------------    --------------   ------------   ------------
Sold                            1,530,377,381    586,320,449     386,608,352     1,175,468,838    473,248,129    474,086,968
Issued in reinvestment
of distributions                    2,817,269      1,573,721         708,250         1,332,865      1,061,717        506,254
                               --------------   ------------    ------------    --------------   ------------   ------------
                                1,533,194,650    587,894,170     387,316,602     1,176,801,703    474,309,846    474,593,222
Redeemed                       (1,562,814,955)  (667,839,459)   (460,536,912)   (1,148,828,440)  (445,598,827)  (501,942,886)
                               --------------   ------------    ------------    --------------   ------------   ------------
Increase (decrease) in shares     (29,620,305)   (79,945,289)    (73,220,310)       27,973,263     28,711,019    (27,349,664)
                               ==============   ============    ============    ==============   ============   ============

         At December 31, 1995, each Fund's composition of net assets was as follows:

                                                         CASH                GOVERNMENT          U.S. TREASURY
                                                      MANAGEMENT            MONEY MARKET         MONEY MARKET
                                                         FUND                   FUND                 FUND
                                                      ------------          ------------         -------------
Paid-in capital                                       $170,871,076          $ 86,850,399          $32,500,071
Accumulated realized loss
  on investments                                            (2,228)                 (252)                  --
                                                      ------------          ------------          ------------
                                                      $170,868,848          $ 86,850,147          $32,500,071
                                                      ============          ============          ===========

     3.  AGREEMENTS

         The Trust retains HSBC Asset Management Americas Inc. ("HSBC Americas") to act as Investment Adviser for the Funds. HSBC Americas is the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation). As Investment Adviser, HSBC Americas furnishes investment guidance and policy direction in connection with the management of the portfolios of the Funds, subject to policies established by the Board of Trustees.

         As compensation for its services, HSBC Americas is paid monthly advisory fees at the following annual rates:

                                                                                         ADVISORY
                       PORTION OF EACH FUND'S AVERAGE DAILY NET ASSETS                   FEE RATE
                -------------------------------------------------------------            --------
                Not exceeding $500 million                                                0.350%
                In excess of $500 million but not exceeding $1 billion                    0.315%
                In excess of $1 billion but not exceeding $1.5 billion                    0.280%
                In excess of $1.5 billion                                                 0.245%

         For the year ended December 31, 1995, HSBC Americas earned approximately $744,800, $428,900, and $245,900 in advisory fees for Cash Management Fund, Government Money Market Fund, and U.S. Treasury Money Market Fund, respectively.

         As administrator, PFPC Inc. ("PFPC") is paid a monthly asset based fee of 0.10% of each Fund's first $200 million of average net assets; 0.075% of each Fund's next $200 million of average net assets; 0.05% of each Fund's next $200 million of average net assets; and 0.03% of each Fund's average net assets in excess of $600 million; exclusive of out-of-pocket expenses. PFPC has agreed to waive 10% and 5% of its fee during the first and second year of its administration, respectively. For the year ended December 31, 1995, PFPC earned approximately $193,100, $112,900, and $64,400, net of fee waivers of approximately $16,000, $9,400, and $5,900 for Cash Management Fund, Government Money Market Fund, and U.S. Treasury Money Market Fund, respectively, in administrative services fees. Effective March 1996, PFPC will be terminated as administrator and transfer agent for the Funds.

         HSBC Americas may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations (the "Service Organizations") whereby each Service Organization handles recordkeeping and provides certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments, which are based upon expenses that the Service Organization has incurred in the performance of its services under the Service Agreements. The payments from each Fund on an annual basis will not exceed 0.25% of the average value of each Fund's shares held in the subaccounts of the Service Organizations.

         Effective September 25, 1995, Bank of New York replaced Marine Midland Bank, N.A. ("Marine Midland"), an affiliate of the Adviser, as custodian for the Funds. For furnishing custodian services, Marine Midland was paid a monthly fee with respect to the Funds for safekeeping their assets plus certain transaction charges and out-of-pocket expenses. For the period January 1, 1995 through September 25, 1995, Marine Midland earned approximately $18,800, $19,000, and $18,000 for Cash Management Fund, Government Money Market Fund, and U.S.
         Treasury Money Market Fund, respectively, in custodian fees.
         HSBC Americas earned co-administration and shareholder servicing fees of 0.03% and 0.04% of each Fund's average net assets, respectively, totaling approximately $149,000, $85,700, and $49,200, for Cash Management Fund, Government Money Market Fund, and U.S. Treasury Money Market Fund, net of fee waivers, respectively. Of that total, HSBC Americas waived approximately $12,500, $8,700, and $6,900 of these fees for the month of January 1995 for Cash Management Fund, Government Money Market Fund, and U.S. Treasury Money Market, respectively. The Funds have adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan provides for a monthly payment by each Fund to Mariner Funds Services for expenses incurred in connection with distribution services provided to each Fund not to exceed an annual rate of 0.20% of the average daily value of each Fund's net assets during the preceding month. One state in which the shares of each Fund are qualified for sale imposes limitations on the expenses of the Funds. The Advisory Contract and the Administrative Services Contract with HSBC Americas provide that if, in any fiscal year, the total expenses of each Fund (excluding taxes, interest, distribution expenses, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and administrative services fees) exceed the expense limitation applicable to each Fund imposed by the securities regulations of such state, HSBC Americas will pay or reimburse the Funds in amounts equal to the excess. Although there is no certainty that this limitation will be in effect in the future, the effective limitation on an annual basis with respect to each Fund is currently 2.5% per annum of the first $30 million of average net assets, 2.0% of the next $70 million of average net assets and 1.5% of average net assets in excess of $100 million. For the year ended December 31, 1995, there were no payments or reimbursements required as a result of this expense limitation. A partner of Baker & McKenzie, legal counsel to the Trust, serves as Secretary of the Trust. For the year ended December 31, 1995, each Fund incurred legal fees to Fund counsel of approximately $43,200.

     4.  REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Funds' Trustees. The Funds receive securities as collateral whose market value (including accrued interest), throughout the period of the agreement is at least equal to 100% of the dollar amount invested by that Fund in each agreement, and the Fund makes payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                  CASH MANAGEMENT FUND

                                                                    FOR THE YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                    1995          1994           1993           1992          1991
                                                  -------        -------       -------        -------       -------
Net asset value, beginning
   of year                                        $ 1.000        $ 1.000       $ 1.000        $ 1.000       $ 1.000
                                                  -------        -------       -------        -------       -------
Income From Investment
   Operations
     Net investment income                          0.053          0.039         0.027          0.037         0.058
     Net realized gain                                 --             --         0.002             --            --
                                                  -------        -------       -------        -------       -------
     Total from investment
       operations                                   0.053          0.039         0.029          0.037         0.058
                                                  -------        -------       -------        -------       -------

LESS DISTRIBUTIONS FROM:
     Net investment income                         (0.053)        (0.039)       (0.027)        (0.037)       (0.058)
     Net realized gain                                 --             --        (0.002)            --            --
                                                  -------        -------       -------        -------       -------
     Total distributions                           (0.053)        (0.039)       (0.029)        (0.037)       (0.058)
                                                  -------        -------       -------        -------       -------
Net asset value,
   end of year                                    $ 1.000        $ 1.000       $ 1.000        $ 1.000       $ 1.000
                                                  =======        =======       =======        =======       =======
Total Return                                         5.41%          3.95%         3.11%          3.77%         5.92%
Ratios/Supplemental Data

NET ASSETS (000), END OF YEAR                    $170,869       $200,492      $172,518       $246,543      $373,694
     Ratio of expenses (without fee waivers)
       to average net assets                         0.80%          0.64%         0.58%          0.62%         0.66%
     Ratio of expenses (with fee waivers)
       to average net assets                         0.79%          0.63%         0.58%          0.62%         0.66%
     Ratio of net investment income (without fee
       waivers) to average net assets                5.28%          3.83%         2.88%          3.75%         5.80%
     Ratio of net investment income (with fee
       waivers) to average net assets                5.29%          3.84%         2.88%          3.75%         5.80%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                          GOVERNMENT MONEY MARKET FUND

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                    1995          1994           1993           1992          1991
                                                  -------        -------       -------        -------       -------
Net asset value,
   beginning of year                              $ 1.000        $ 1.000       $ 1.000        $ 1.000       $ 1.000
                                                  -------        -------       -------        -------       -------
Income From Investment
   Operations
     Net investment income                          0.052          0.038         0.028          0.037         0.056
     Net realized gain                             --             --             0.001         --            --
                                                  -------        -------       -------        -------       -------
     Total from investment operations               0.052          0.038         0.029          0.037         0.056
                                                  -------        -------       -------        -------       -------
Less Distributions from:
     Net investment income                         (0.052)        (0.038)       (0.028)        (0.037)       (0.056)
     Net capital gain                              --             --            (0.001)        --            --

                                                  -------        -------       -------        -------       -------
     Total distributions                           (0.052)        (0.038)       (0.029)        (0.037)       (0.056)
                                                  -------        -------       -------        -------       -------
Net asset value,
   end of year                                    $ 1.000        $ 1.000       $ 1.000        $ 1.000       $ 1.000
                                                  =======        =======       =======        =======       =======
Total Return                                         5.32%          3.83%         2.99%          3.80%         5.79%
Ratios/Supplemental Data
     Net assets (000), end of year               $ 86,850       $166,796      $138,085       $246,327      $201,232
     Ratio of expenses (without fee waivers)
       to average net assets                         0.78%          0.64%         0.61%          0.62%         0.63%
     Ratio of expenses (with fee waivers)
       to average net assets                         0.76%          0.63%         0.61%          0.62%         0.63%
     Ratio of net investment income (without fee
       waivers) to average net assets                5.19%          3.75%         2.89%          3.72%         5.70%
     Ratio of net investment income (with fee
       waivers) to average net assets                5.21%          3.76%         2.89%          3.72%         5.70%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                         U.S. TREASURY MONEY MARKET FUND

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                    1995          1994           1993           1992          1991
                                                  -------        -------       -------        -------       -------
Net asset value,
   beginning of year                              $ 1.000        $ 1.000       $ 1.000        $ 1.000       $ 1.000
                                                  -------        -------       -------        -------       -------
Income From Investment
   Operations
     Net investment income                          0.049          0.036         0.026          0.032         0.055
                                                  -------        -------       -------        -------       -------

LESS DISTRIBUTIONS FROM:
     Net investment income                         (0.049)        (0.036)       (0.026)        (0.032)       (0.055)
                                                  -------        -------       -------        -------       -------
     Net asset value,
       end of year                                $ 1.000        $ 1.000       $ 1.000        $ 1.000       $ 1.000
                                                  =======        =======       =======        =======       =======
Total Return                                         5.04%          3.60%         2.65%          3.27%         5.60%
Ratios/Supplemental Data
   Net assets (000), end of year                  $32,500       $105,720      $133,070       $257,898      $220,371
   Ratios of expenses (without fee waivers)
     to average net assets                           0.84%          0.69%         0.59%          0.67%         0.68%
   Ratios of expenses (with fee waivers)
     to average net assets                           0.82%          0.68%         0.59%          0.67%         0.68%
   Ratio of net investment income (without fee
     waivers) to average net assets                  4.92%          3.47%         2.62%          3.22%         5.45%
   Ratio of net investment income (with fee
     waivers) to average net assets                  4.94%          3.48%         2.62%          3.22%         5.45%

See Notes to Financial Statements.

     REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



     To the Shareholders and Board of Trustees
     Mariner Funds Trust

     We have audited the accompanying statements of net assets of the Mariner Cash Management Fund, Mariner Government Money Market Fund and Mariner U.S. Treasury Money Market Fund (three of the portfolios comprising Mariner Funds Trust) as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mariner Cash Management Fund, Mariner Government Money Market Fund and Mariner U.S. Treasury Money Market Fund at December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

     /s/  ERNST & YOUNG LLP


     New York, New York
     February 5, 1996

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

MARINER FUNDS TRUST
3435 Stelzer Road
Columbus,Ohio 43219

GENERAL INFORMATION:
(800) 753-4462

INVESTMENT ADVISER AND CO-ADMINISTRATOR
HSBC Asset Management Americas Inc.
250 Park Avenue
New York, New York 10177

SPONSOR AND DISTRIBUTOR (EFFECTIVE JANUARY 1, 1996)
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

ADMINISTRATOR, TRANSFER
AND DIVIDEND DISBURSING AGENT
PFPC, Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank of New York
90 Washington Street
New York, New York 10286

LEGAL COUNSEL
Baker & McKenzie
805 Third Avenue
New York, New York 10022

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019



This report is for the information of the shareholders of Mariner Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus.